CASH FLOW ITEMS - Changes in Other Investing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash Flow Statement [Abstract]
Advances to Staatsolie	$ (30.9)	$ 0.0
Repayment from Staatsolie	44.7	0.0
Disposal (acquisition) of investments	(2.2)	2.8
Interest received	7.1	12.5
Increase in restricted cash	(6.4)	(3.5)
Purchase of additional common shares of associate	0.0	(5.0)
Acquisition of exploration and evaluation assets	(0.4)	(1.8)
Repayment for other assets	0.2	2.8
Advances to related parties	(0.1)	(0.2)
Repayments from related parties	0.1	4.3
Other	(0.1)	0.4
Other investing activities	$ 12.0	$ 12.3